Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of fair values of financial assets and liabilities

				12/31/2023
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	76,857,391	125,495,820	6,568,685	208,921,896
Debt instruments	74,213,933	6,115,373	3,961,886	84,291,192
Equity instruments	2,643,458	743,991	34,705	3,422,154
Derivatives	-	27,450,135	1,819,517	29,269,652
Loans and advances to customers	-	2,288,135	752,577	3,040,712
Reserves at the Central Bank of Brazil	-	88,898,186	-	88,898,186
Financial Assets Measured At Fair Value Through Other Comprehensive Income	54,822,917	1,618,535	2,610,638	59,052,090
Debt instruments	54,818,332	1,618,535	2,599,270	59,036,137
Equity instruments	4,585	-	11,368	15,953
Hedging derivatives (assets)	-	25,069	-	25,069
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	48,667,180	914,261	49,581,441
Derivatives	-	22,849,596	914,261	23,763,857
Short positions	-	19,831,991	-	19,831,991
Bonds and securities obligations	-	5,985,593	-	5,985,593
Hedging derivatives (liabilities)	-	1,176,571	-	1,176,571

				12/31/2022
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	63,367,187	78,496,001	3,652,114	145,515,302
Debt instruments	61,099,827	2,418,822	2,672,805	66,191,454
Equity instruments	2,267,360	309,657	28,262	2,605,279
Derivatives	-	19,697,923	536,583	20,234,506
Loans and advances to customers	-	1,479,818	414,464	1,894,282
Reserves at the Central Bank of Brazil	-	54,589,781	-	54,589,781
Financial Assets Measured At Fair Value Through Other Comprehensive Income	52,154,497	1,767,733	1,503,441	55,425,671
Debt instruments	52,154,405	1,762,547	1,475,226	55,392,178
Equity instruments	92	5,186	28,215	33,493
Hedging derivatives (assets)	-	1,741,318	-	1,741,318
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	40,512,986	233,762	40,746,748
Derivatives	-	18,465,563	233,762	18,699,325
Short positions	-	22,047,423	-	22,047,423
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	8,921,518	-	8,921,518
Bonds and securities obligations	-	8,921,518	-	8,921,518
Hedging derivatives (liabilities)	-	-	-	-

				12/31/2021
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	50,063,633	36,765,731	3,470,305	90,299,669
Debt instruments	48,184,075	19,329	2,671,208	50,874,612
Equity instruments	1,879,558	183,950	434,809	2,498,317
Derivatives	-	20,503,650	293,810	20,797,460
Loans and advances to customers	-	321,977	70,478	392,455
Reserves at the Central Bank of Brazil	-	15,736,825	-	15,736,825
Financial Assets Measured At Fair Value Through Other Comprehensive Income	98,977,403	1,662,779	601,605	101,241,787
Debt instruments	98,975,973	1,649,925	586,702	101,212,600
Equity instruments	1,430	12,854	14,903	29,187
Hedging derivatives (assets)	-	342,463	-	342,463
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	36,484,135	468,432	36,952,567
Derivatives	-	23,703,576	468,432	24,172,008
Short positions	-	12,780,559	-	12,780,559
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	7,459,784	-	7,459,784
Bonds and securities obligations	-	7,459,784	-	7,459,784
Hedging derivatives (liabilities)	-	446,973	-	446,973

Schedule of fair value hierarchy

	Fair Value 12/31/2022	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value 12/31/2023
Financial Assets Measured At Fair Value Through Profit Or Loss	3,652,114	(50,682)	1,093,895	1,873,358	6,568,685
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,503,441	30,764	1,090,459	(14,026)	2,610,638
Financial Liabilities Measured At Fair Value In Profit Or Loss Held For Trading	233,762	(109,800)	384,082	406,217	914,261

	Fair Value 12/31/2021	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value 12/31/2022
Financial Assets Measured At Fair Value Through Profit Or Loss	3,470,305	(47,892)	(281,213)	510,914	3,652,114
Financial Assets Measured At Fair Value Through Other Comprehensive Income	601,605	(4,792)	325,456	581,172	1,503,441
Financial Liabilities Measured At Fair Value In Profit Or Loss Held For Trading	468,432	(176,639)	(89,734)	31,703	233,762

	Fair Value 12/31/2020	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value 12/31/2021
Financial Assets Measured At Fair Value Through Profit Or Loss	4,056,581	(624,506)	(36,051)	74,281	3,470,305
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,297,021	(268,095)	-	(427,321)	601,605
Financial Liabilities Measured At Fair Value In Profit Or Loss Held For Trading	753,121	(337,847)	(137,963)	191,121	468,432

Schedule of financial assets measured at other than fair value and their respective fair values

					12/31/2023
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Open market investments	23,122,550	23,122,550	23,122,550	-	-
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions	25,716,845	25,716,845	-	2,980,557	22,736,288
Loans and advances to customers	514,936,423	514,905,503	-	-	514,905,503
Debt instruments	101,087,321	102,199,262	35,646,863	4,033,706	62,518,693
Balances with The Brazilian Central Bank	81,969,532	81,969,532	-	81,969,532	-
Total	746,832,671	747,913,692	58,769,413	88,983,795	600,160,484

					12/31/2022
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Open market investments	22,003,439	22,003,439	22,003,439	-	-
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions	20,713,315	20,713,315	-	2,439,823	18,273,492
Loans and advances to customers	488,735,746	484,362,272	-	-	484,362,272
Debt instruments	81,329,013	81,129,982	23,419,946	9,873,633	47,836,403
Balances with The Brazilian Central Bank	73,046,299	73,046,299	-	73,046,299	-
Total	685,827,812	681,255,307	45,423,385	85,359,755	550,472,167

					12/31/2021
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Open market investments	16,657,201	16,657,201	16,657,201	-	-
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions	26,485,913	26,485,913	-	4,129,438	22,356,475
Loans and advances to customers	464,451,587	460,525,749	-	6,044,808	454,480,941
Debt instruments	73,125,011	74,074,095	28,472,612	12,124,154	33,477,329
Balances with The Brazilian Central Bank	69,178,841	69,178,841	-	69,178,841	-
Total	649,898,553	646,921,799	45,129,813	91,477,241	510,314,745

Schedule of financial liabilities measured at other than fair value and their respective fair values

					12/31/2023
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	118,511,957	118,511,957	-	21,632,841	96,879,116
Customer deposits	583,220,576	582,530,160	-	97,165,180	485,364,980
Marketable debt securities	124,397,422	124,265,003	-	-	124,265,003
Debt instruments Eligible Capital	19,626,967	19,626,967	-	-	19,626,967
Other financial liabilities	64,793,584	64,793,584	-	-	64,793,584
Other financial liabilities	910,550,506	909,727,671	-	118,798,021	790,929,650

					12/31/2022
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	116,079,014	116,079,014	-	24,734,029	91,344,985
Customer deposits	489,953,489	489,920,266	-	63,223,998	426,696,268
Marketable debt securities	107,120,875	105,554,365	-	-	105,554,365
Debt instruments Eligible Capital	19,537,618	19,537,618	-	-	19,537,618
Other financial liabilities	62,593,104	62,593,104	-	-	62,593,104
Other financial liabilities	795,284,100	793,684,367	-	87,958,027	705,726,340

					12/31/2021
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	121,005,909	121,005,909	-	26,200,162	94,805,747
Customer deposits	468,961,069	468,960,950	-	60,911,279	408,049,671
Marketable debt securities	79,036,792	79,035,644	-	-	79,035,644
Debt instruments Eligible Capital	19,641,408	19,641,408	-	-	19,641,408
Other financial liabilities	61,448,516	61,448,516	-	-	61,448,516
Other financial liabilities	750,093,694	750,092,427	-	87,111,441	662,980,986